Business combinations and investments - Pro forma results (Details) - Bioness, Inc - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020
Business Acquisition [Line Items]
Net sales	$ 109,816	$ 65,955	$ 200,541	$ 157,570
Net (loss) income	$ (6,841)	$ (12,962)	$ 16,333	$ (11,376)
Earnings per share of Class A common stock(1):
Basic (in dollars per share)	$ (0.03)		$ (0.08)
Diluted (in dollars per share)	$ (0.03)		$ (0.08)